10 Trade receivables (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Summary of trade receivables [Line Items]
Current	R$ 1,793,104	R$ 1,762,606
Past-due	1,815,501	1,632,436
Total	3,608,605	3,395,042
Up to 30 days [member]
Summary of trade receivables [Line Items]
Past-due	340,760	330,488
From 31 to 60 days [member]
Summary of trade receivables [Line Items]
Past-due	177,103	164,913
From 61 to 90 days [member]
Summary of trade receivables [Line Items]
Past-due	120,488	86,765
From 91 to 120 days [member]
Summary of trade receivables [Line Items]
Past-due	88,323	58,971
From 121 to 180 days [member]
Summary of trade receivables [Line Items]
Past-due	113,060	81,003
From 181 to 360 days [member]
Summary of trade receivables [Line Items]
Past-due	82,365	33,206
Over 360 days [member]
Summary of trade receivables [Line Items]
Past-due	R$ 893,402	R$ 877,090